American International
                       Life Assurance Company of New York

             -------------------------------------------------------

                               VARIABLE ACCOUNT B






                                 ANNUAL REPORT

            -------------------------------------------------------

                               DECEMBER 31, 1995

                                   (Audited)

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1995

Assets:
  Investments at Market Value:                                                                Shares          Cost
   Alliance                                                                                   ------          ----
    Conservative Investors Portfolio ......................................                   29.251        $   341          $   338
    Growth Portfolio ......................................................                   25.987            341              349
    Growth Investors Portfolio ............................................                    9.627            114              115
   Fidelity
    Money Market Portfolio ................................................                  181.450            181              181
    Asset Manager Portfolio ...............................................                   14.562            227              224
    Growth Portfolio ......................................................                    3.311            100              100
    Overseas Portfolio ....................................................                   13.554            227              224
    Investment Grade Bond Portfolio .......................................                   18.401            227              226
    High Income Portfolio .................................................                    9.493            114              114
  Van Eck
    Gold and Natural Resources Portfolio ..................................                    7.857            114              112
    Worldwide Balanced Portfolio ..........................................                   22.805            227              228
  Dreyfus
    Stock Index Portfolio .................................................                   19.566            343              338
                                                                                                             ------           ------
      Total Investments ...................................................                                  $2,556            2,549

  Receivable from American International Life
     Assurance Company of New York ........................................                                                      198
                                                                                                                              ------
      Total Assets ........................................................                                                   $2,747
                                                                                                                              ======



Equity:
  Contract Owners' Equity .................................................                                                   $2,747
                                                                                                                              ------
      Total Equity ........................................................                                                   $2,747
                                                                                                                              ======



                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995


                                                                              Alliance               Alliance             Alliance
                                                                            Conservative                                   Growth
                                                                              Investors               Growth              Investors
                                                         Total                Portfolio             Portfolio             Portfolio
                                                         -----                ---------             ---------             ---------
Investment Income:
 Dividends ..........................................   $    10                $   --                $   --                $   --
Expenses:
 Mortality & Expense Risk Fees ......................        (1)                   --                    --                    --
                                                        -------                -------               -------               -------
                                                             (1)                   --                    --                    --
                                                        -------                -------               -------               -------
 Net Investment Income (Loss) .......................         9                    --                    --                    --
                                                        -------                -------               -------               -------


Realized and Unrealized Gain (Loss)
    on Investments:
 Realized Gain (Loss)  on Investment
    Activity ........................................        (3)                   --                    --                    --
Change in Unrealized Appreciation
    (Depreciation) ..................................        (7)                    (3)                    8                     1
                                                        -------                -------               -------               -------
 Net Gain (Loss) on Investments .....................       (10)                    (3)                    8                     1
Increase (Decrease) in Net Assets
    Resulting From Operations .......................   $    (1                $    (3)              $     8               $     1
                                                        =======                =======               =======               =======

                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995

                                                          Fidelity      Fidelity      Fidelity        Fidelity       Fidelity
                                                           Money          Asset                                     Investment
                                                           Market        Manager       Growth          Overseas     Grade Bond
                                                         Portfolio      Portfolio     Portfolio       Portfolio      Portfolio
                                                         ---------      ---------     ---------       ---------      ---------
Investment Income:
 Dividends...................................            $       7       $   --        $   --          $   --         $    --
Expenses:
 Mortality & Expense Risk Fees ..............                   (1)          --            --              --              --
                                                         ---------      ---------     ---------       ---------       ---------
                                                                (1)          --            --              --              --
                                                         ---------      ---------     ---------       ---------       ---------
 Net Investment Income (Loss) ...............                    6           --            --              --              --
                                                         ---------      ---------     ---------       ---------       ---------


Realized and Unrealized Gain (Loss)
    on Investments:
 Realized Gain (Loss) on Investment
    Activity.................................                 --             --              (3)           --              --
Change in Unrealized Appreciation
    (Depreciation)...........................                                  (3)         --                (3)              (1)
                                                         ---------      ---------     ---------       ---------        ---------
 Net Gain (Loss) on Investments .............                 --               (3)           (3)             (3)              (1)
Increase (Decrease) in Net Assets
    Resulting From Operations................            $       6       $     (3)    $      (3)       $     (3)       $      (1)
                                                         =========      =========     =========       =========        =========

                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                             STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 1995


                                                        Fidelity                  Van Eck              Van Eck             Dreyfus
                                                          High               Gold and Natural         Worldwide             Stock
                                                         Income                  Resources             Balanced             Index
                                                        Portfolio                Portfolio            Portfolio           Portfolio
                                                        ---------                ---------            ---------           ---------
Investment Income:
 Dividends...........................................    $   --                  $    --              $    --             $      3
Expenses:
 Mortality & Expense Risk Fees ......................        --                       --                   --                 --
                                                         --------                ---------            ---------           --------
                                                             --                       --                   --                 --
                                                         --------                ---------            ---------           --------
 Net Investment Income (Loss) .......................        --                       --                   --                    3
                                                         --------                ---------            ---------           --------


Realized and Unrealized Gain (Loss)
    on Investments:
 Realized Gain (Loss) on Investment
    Activity.........................................        --                       --                   --                 --
Change in Unrealized Appreciation
    (Depreciation) ..................................        --                         (2)                   1                 (5)
                                                         --------                ---------            ---------           --------
 Net Gain (Loss) on Investments .....................        --                         (2)                   1                 (5)
Increase (Decrease) in Net Assets
    Resulting From Operations........................    $   --                         (2)           $       1           $     (2)
                                                         ========                =========            =========           ========


                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                       STATEMENT OF CHANGES TO NET ASSETS
                     For the Period Ended December 31, 1995


                                                                      1995
                                                                   -----------       -----------       -----------       -----------
                                                                                      Alliance           Alliance         Alliance
                                                                                    Conservative                           Growth
                                                                                      Investors           Growth          Investors
                                                                      Total           Portfolio         Portfolio         Portfolio
                                                                   -----------       -----------       -----------       -----------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .................................    $        9        $     --          $     --          $     --
  Realized Gain (Loss) on Investment Activity ..................            (3)             --                --                --
  Change in Unrealized Appreciation
      (Depreciation) ...........................................            (7)              (3)                8                 1
                                                                    ----------        ---------         ---------         ---------
Increase (Decrease) in Net Assets Resulting
      from Operations ..........................................            (1)              (3)                8                 1
                                                                    ----------        ---------         ---------         ---------

Capital Transactions:
 Contract Deposits .............................................         3,110              351               351               117

Transfers to the Company for monthly deductions ................          (362)              (4)               (8)               (3)
                                                                    ----------        ---------         ---------         ---------
  Increase (Decrease) in Net Assets
     Resulting from Capital Transactions .......................         2,748              347               343               114
                                                                    ----------        ---------         ---------         ---------
Total Increase (Decrease) in Net Assets ........................         2,747              344               351               115

Net Assets, at Beginning of Period .............................          --               --                --
                                                                    ----------        ---------         ---------         ---------
Net Assets, at End of Period ...................................    $    2,747        $     344         $     351         $     115
                                                                    ==========        =========         =========         =========

                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                       STATEMENT OF CHANGES TO NET ASSETS
                     For the Period Ended December 31, 1995

                                                                                            1995
                                                          -----------     -----------    -----------     -----------     -----------
                                                            Fidelity       Fidelity        Fidelity        Fidelity       Fidelity
                                                             Money           Asset                                       Investment
                                                             Market         Manager         Growth         Overseas      Grade Bond
                                                           Portfolio       Portfolio      Portfolio       Portfolio       Portfolio
                                                          -----------     -----------    -----------     -----------     -----------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .........................   $      6        $    --        $    --         $    --         $    --
  Realized Gain (Loss) on Investment Activity ..........        --              --              (3)            --              --
  Change in Unrealized Appreciation
      (Depreciation) ...................................        --               (3)           --               (3)             (1)
                                                           --------        --------       --------        --------        --------
Increase (Decrease) in Net Assets Resulting
      from Operations ..................................          6              (3)            (3)             (3)             (1)
                                                           --------        --------       --------        --------        --------

Capital Transactions:
 Contract Deposits .....................................        622             234            148             234             234

Transfers to the Company for monthly deductions ........       (271)             (1)           (50)           --                (3)
                                                           --------        --------       --------        --------        --------
  Increase (Decrease) in Net Assets
     Resulting from Capital Transactions ...............        351             233             98             234             231
                                                           --------        --------       --------        --------        --------
Total Increase (Decrease) in Net Assets ................        357             230             95             231             230

Net Assets, at Beginning of Period .....................        --             --             --              --              --
                                                           --------        --------       --------        --------        --------
Net Assets, at End of Period ...........................   $    357        $    230       $     95        $    231        $    230
                                                           ========        ========       ========        ========        ========



                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                       STATEMENT OF CHANGES TO NET ASSETS
                     For the Period Ended December 31, 1995

                                                                                    1995
                                                           -----------           -----------          -----------        -----------
                                                            Fidelity               Van Eck              Van Eck            Dreyfus
                                                              High            Gold and Natural         Worldwide            Stock
                                                             Income               Resources            Balanced             Index
                                                            Portfolio             Portfolio            Portfolio          Portfolio
                                                           -----------           -----------          -----------        -----------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) ..........................    $   --                $   --              $   --             $      3
  Realized Gain (Loss) on Investment Activity ...........        --                    --                  --                 --
  Change in Unrealized Appreciation
      (Depreciation) ....................................        --                      (2)                  1                 (5)
                                                             --------              --------            --------           --------
Increase (Decrease) in Net Assets Resulting
      from Operations ...................................           0                    (2)                  1                 (2)
                                                             --------              --------            --------           --------

Capital Transactions:
 Contract Deposits ......................................         117                   117                 234                351

Transfers to the Company for monthly deductions .........          (3)                   (1)                 (7)               (11)
                                                             --------              --------            --------           --------
  Increase (Decrease) in Net Assets
     Resulting from Capital Transactions ................         114                   116                 227                340
                                                             --------              --------            --------           --------
Total Increase (Decrease) in Net Assets .................         114                   114                 228                338

Net Assets, at Beginning of Period ......................        --                    --                  --                 --
                                                             --------              --------            --------           --------
Net Assets, at End of Period ............................    $    114              $    114            $    228           $    338
                                                             ========              ========            ========           ========

                        See Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

1.  History

Variable Account B (the "Account") is a separate investment account maintained under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies").

The Account invests in shares of Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Dreyfus Stock Index Fund, Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II") and Van Eck Investment Trust ("Van Eck Trust"). The assets in the policies may be invested in the following subaccounts:

Alliance Fund:
    Growth and Income Portfolio              Fidelity Trust:
    Conservative Investors Portfolio             Money Market Portfolio
    Growth Portfolio                             High Income Portfolio
    Growth Investors Portfolio                   Growth Portfolio
                                                 Overseas Portfolio
Dreyfus Fund:
   Zero Coupon 2000 Portfolio                Fidelity Trust II:
   The Dreyfus Stock Index Fund                  Investment Grade Bond Portfolio
                                                 Asset Manager Portfolio
Van Eck Trust:
   Gold and Natural Resources Fund
   Worldwide Balanced Fund

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.


2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995. Actual results could differ from those estimates.

3.  Contract Charges

There are charges and deductions which the Company will deduct from each policy. The deductions from premium are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

         (a)      administrative charges

         (b)      insurance charges
         (c)      supplemental benefit charges.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (Continued)


4.  Purchases of Investments

For the period ended December 31, 1995, investment activity in the Fund was as follows:




                                                    Cost of      Proceeds
Shares of                                          Purchases    From Sales
---------                                          ---------    ----------
Alliance Funds:
  Conservative Investors Portfolio...............   $  351       $   10
  Growth Portfolio...............................      351           10
  Growth Investors Portfolio.....................      117            3
Fidelity Trust Funds:
  Money Market Portfolio ........................    4,552        4,371
  Asset Manager Portfolio .......................      234            7
  Growth Portfolio ..............................      148           45
  Overseas Portfolio.............................      234            7
  Investment Grade Bond Portfolio................      234            7
  High Income Portfolio..........................      117            3
Van Eck:
  Gold and Natural Resources Portfolio...........      117            3
  Worldwide Balanced Portfolio...................      234            7
Dreyfus
  Stock Index Portfolio..........................      410           68

                                            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                                        OF NEW YORK (AI LIFE)
                                                         VARIABLE ACCOUNT B

                                              NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Net Increase in Accumulation Units

For the period ended December 31, 1995 transactions in accumulation units of the account were as follows:


                                                             Alliance           Alliance           Alliance          Fidelity
                                                           Conservative                             Growth             Money
                                                             Investors           Growth           Investors           Market
VARIABLE LIFE                                                Portfolio          Portfolio         Portfolio          Portfolio
                                                             ---------          ---------         ---------          ---------
Units Purchased ......................................            --                 --                --               311.19
Units Withdrawn ......................................            --                 --               (0.34)            (26.95)
Units Transferred Between Funds ......................           35.14              35.14 -           11.71            (248.62)
Net Units Transferred From (To) AI Life ..............            --                 --                --                 --
                                                              --------           --------          --------           --------
Net Increase (Decrease) ..............................           35.14              35.14             11.37              35.62
Units, at Beginning of the Period ....................            --                 --                --                 --
                                                              --------           --------          --------           --------
Units, at End of the Period ..........................           35.14              35.14             11.37              35.62
                                                              ========           ========          ========           ========

Unit Value at December 31, 1995 ......................        $  10.08           $  10.30          $  10.05           $  10.04
                                                              ========           ========          ========           ========

                                                             Fidelity           Fidelity           Fidelity          Fidelity
                                                               Asset                                                Investment
                                                              Manager            Growth            Overseas         Grade Bond
                                                             Portfolio          Portfolio         Portfolio          Portfolio
                                                             ---------          ---------         ---------          ---------
Units Purchased ......................................            --                 --                --                 --
Units Withdrawn ......................................           (0.68)             (4.93)            (0.68)             (0.68)
Units Transferred Between Funds ......................           23.43              14.80             23.43              23.43
Net Units Transferred From (To) AI Life ..............            --                 --                --                 --
                                                              --------           --------          --------           --------
Net Increase (Decrease) ..............................           22.75               9.87             22.75              22.75
Units, at Beginning of the Period ....................                               --                --                 --
                                                              --------           --------          --------           --------
Units, at End of the Period ..........................           22.75               9.87             22.75              22.75
                                                              ========           ========          ========           ========

Unit Value at December 31, 1995 ......................        $  10.11           $   9.65          $  10.16           $  10.09
                                                              ========           ========          ========           ========

                                                             Fidelity            Van Eck           Van Eck            Dreyfus
                                                               High            Gold & Nat         Worldwide            Stock
                                                               Yield            Resources          Balanced            Index
                                                             Portfolio          Portfolio         Portfolio          Portfolio
                                                             ---------          ---------         ---------          ---------
Units Purchased ......................................           --                  --                --                 --
Units Withdrawn ......................................           (0.34)             (0.34)            (0.68)             (1.02)
Units Transferred Between Funds ......................           11.71              11.71             23.43              35.14
Net Units Transferred From (To) AI Life ..............           --                  --                --                 --
                                                              --------           --------          --------           --------
Net Increase (Decrease) ..............................           11.37              11.37             22.75              34.12
Units, at Beginning of the Period ....................           --                  --                --                 --
                                                              --------           --------          --------           --------
Units, at End of the Period ..........................           11.37              11.37             22.75              34.12
                                                              ========           ========          ========           ========

Unit Value at December 31, 1995 ......................        $  10.05           $   9.96          $  10.02           $   9.92
                                                              ========           ========          ========           ========

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                        VARIABLE LIFE SEPARATE ACCOUNT B

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
American International Life Assurance Company of New York
Variable Life Separate Account B

We have audited the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Life Separate Account B comprising the Alliance Conservative Investors, Growth, Growth Investors; the Fidelity Money Market, Asset Manager, Growth, Overseas, Investment Grade Bond, High Income; the Van Eck Gold and Natural Resources, Worldwide Balanced; and the Dreyfus Stock Index Portfolios as of December 31, 1995, and the related statements of operations and changes in net assets for the period May 4, 1995 (Date of Inception) to December 31, 1995. These financial statements are the responsibility of the management of Variable Life Separate Account B. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1995 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American International Life Assurance Company of New York Variable Life Separate Account B as of December 31, 1995, and the results of its operations and the changes in its net assets for the period May 4, 1995 (Date of Inception) to December 31, 1995 in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 19, 1996